SHARE CAPITAL, EARNINGS PER SHARE AND DIVIDENDS - Earnings per share computation (Details) - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Weighted average number of common shares outstanding (in shares)	311,016,278	272,009,538
Effect of dilutive stock options (in shares)	1,885,078	0
Weighted average number of common shares outstanding for diluted earnings per share calculation (in shares)	312,901,356	272,009,538